FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of company's financial assets and liabilities measured and recorded at fair value

	December 31, 2018
			Non-observable
	Active market	Observable input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	553,568	42,510	596,078
Available-for-sale debt security investment	—	—	41,179	41,179
	—	553,568	83,689	637,257
Liabilities:
Guarantee liabilities
	—	—	146,427	146,427

	December 31, 2019
			Non- observable
	Active market	Observable input	input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Available-for-sale debt security investment	—	—	3,114	3,114

Liabilities:
Guarantee liabilities	—	—	388,307	388,307

Schedule of roll forward of major Level 3 investments

Total
RMB

Fair value of Level 3 investments as of December 31, 2017	—
New addition	237,510
Disposal of investments	(195,000)
Effect of exchange rate change	—
Fair value of Level 3 investments as of December 31, 2018	42,510
Maturity of investments	(42,510)
Fair value of Level 3 investments as of December 31, 2019	—